Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Regarding Timing of Equity Grants
The NCG Committee, in its discretion, typically approves annual grant awards to all eligible employees in January, with the number of shares granted based on the closing price of our common stock on the grant date. From time to time, our NCG Committee may approve supplemental or other non-recurring grants outside of our annual compensation program.

While we do not have a formal written policy in place with regard to the timing of equity awards in relation to the disclosure of material nonpublic information, the NCG Committee does not seek to time equity grants to take advantage of information, either positive or negative, about our Company that has not been publicly disclosed.

Award Timing Method
The NCG Committee, in its discretion, typically approves annual grant awards to all eligible employees in January, with the number of shares granted based on the closing price of our common stock on the grant date. From time to time, our NCG Committee may approve supplemental or other non-recurring grants outside of our annual compensation program.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
While we do not have a formal written policy in place with regard to the timing of equity awards in relation to the disclosure of material nonpublic information, the NCG Committee does not seek to time equity grants to take advantage of information, either positive or negative, about our Company that has not been publicly disclosed.

MNPI Disclosure Timed for Compensation Value	false